Average Annual Total Returns			12 Months Ended	60 Months Ended	69 Months Ended	90 Months Ended	120 Months Ended
		Nov. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.11%	3.70%			3.29%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.47%	1.49%			1.19%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.88%	1.85%			1.55%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.07%	3.54%			2.88%
Class F
Prospectus [Line Items]
Average Annual Return, Percent			12.76%	4.27%			3.63%
Class F3
Prospectus [Line Items]
Average Annual Return, Percent			12.93%	4.44%	3.74%
Performance Inception Date		Apr. 04, 2017
Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.00%	4.40%			3.73%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent			12.19%	3.78%			3.11%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent			12.31%	3.86%			3.21%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent			12.58%	4.12%		3.67%
Performance Inception Date		Jun. 30, 2015
Class R5
Prospectus [Line Items]
Average Annual Return, Percent			12.86%	4.38%		3.94%
Performance Inception Date		Jun. 30, 2015
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.93%	4.44%		3.99%
Performance Inception Date		Jun. 30, 2015
Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.32%	5.80%	4.67%	4.77%	4.42%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.04%	5.56%	4.64%	4.72%	4.44%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%	1.45%	1.18%	1.81%

[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.
[2]	Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index because Lord, Abbett & Co. LLC believes the Morningstar LSTA US Leveraged Loan Index will more closely reflect the Fund’s investment universe, as the publication, calculation and governance of the Credit Suisse Leveraged Loan Index is changing.